Consolidated Balance Sheets (Parenthetical) - SFr / shares	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	SFr 0.12	SFr 0.12	SFr 0.86	SFr 1.03
Common stock, shares issued (in shares)	2,168,148,264	2,214,743,264
Treasury stock (in shares)	29,541,775	76,036,429